3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Previously Reported
Additional paid-in capital	$ 8,944,784
Accumulated deficit	(8,962,110)
Error Correction
Additional paid-in capital	(103,944)
Accumulated deficit	103,944
Restated
Additional paid-in capital	8,840,840	6,116,420
Accumulated deficit	$ (8,858,166)	$ (5,820,572)